UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bainco International Investors
Address:  500 Boylston Street, Suite 440
	  Boston, MA  02116

13F File Number:  28-7386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Robert Katz
Title: 	Partner
Phone:  617-536-0333
Signature, Place, and Date of Signing:

	Robert Katz	Boston, Massachusetts	May 11, 2012

Report Type  (Check only one.):

[x] 	13F Holdings Report.
[  ] 	13 F Notice.
[  ] 	13F Combination Report.

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F  Information Table Entry Total:  	81

Form 13F Information Table Value Total:  	$261,033,000

Bainco International Investors
March 31, 2012


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc                       COM              00206R102     7013   224547 SH       Sole                   224547
Apple Inc                      COM              037833100     8726    14555 SH       Sole                    14555
BB&T Corporation               COM              054937107     3850   122660 SH       Sole                   122660
Baker Hughes                   COM              057224107     4059    96770 SH       Sole                    96770
Bank of America                COM              060505104     1177   122963 SH       Sole                   122963
Baxter International Inc       COM              071813109      974    16300 SH       Sole                    16300
Blackrock Inc                  COM              09247X101     2647    12920 SH       Sole                    12920
Bristol Myers Co               COM              110122108     4663   138167 SH       Sole                   138167
CACI International Inc.        COM              127190304      810    13000 SH       Sole                    13000
Capstone Turbine               COM              14067d102       46    45000 SH       Sole                    45000
Check Point Software Technolog COM              m22465104     4441    69565 SH       Sole                    69565
Chevron Texaco Corp            COM              166764100     4313    40228 SH       Sole                    40228
Cirrus Logic Inc.              COM              172755100     1804    75800 SH       Sole                    75800
Coca-Cola Company              COM              191216100     3752    50700 SH       Sole                    50700
Consumer Staples Sector SPDR   COM              81369y308     1005    29500 SH       Sole                    29500
Covidien PLC                   COM              g2554f113     4701    85975 SH       Sole                    85975
Disney, Walt Co                COM              254687106     3133    71560 SH       Sole                    71560
EMC Corp                       COM              268648102     1830    61260 SH       Sole                    61260
Elan Corporation               COM              284131208      548    36500 SH       Sole                    36500
Energy Select Sector SPDR      COM              81369y506     5930    82655 SH       Sole                    82655
Exxon Mobil Corp               COM              30231g102     1040    11995 SH       Sole                    11995
Financial Select Sector SPDR   COM              81369y605      367    23250 SH       Sole                    23250
Fleetcor Technologies Inc      COM              339041105     5087   131215 SH       Sole                   131215
Fusion-io Inc                  COM              36112j107     2026    71325 SH       Sole                    71325
General Electric               COM              369604103      359    17870 SH       Sole                    17870
Goodyear Tire & Rubber Co.     COM              382550101      215    19200 SH       Sole                    19200
Google Inc CL A                COM              38259p508     4650     7252 SH       Sole                     7252
Honeywell International Inc    COM              438516106     4257    69734 SH       Sole                    69734
IBM                            COM              459200101     4778    22898 SH       Sole                    22898
Illinois Tool Works            COM              452308109     3814    66775 SH       Sole                    66775
Industrial Select Sector SPDR  COM              81369y704     5321   142212 SH       Sole                   142212
Intel Corporation              COM              458140100      727    25859 SH       Sole                    25859
JP Morgan Chase                COM              46625h100     6933   150787 SH       Sole                   150787
Johnson & Johnson              COM              478160104    23762   360250 SH       Sole                   360250
Juniper Networks Inc           COM              48203r104      434    18960 SH       Sole                    18960
Kroger Co                      COM              501044101     2783   114840 SH       Sole                   114840
Kulicke & Soffa Industries     COM              501242101      179    14400 SH       Sole                    14400
Maxim Integrated Prods.        COM              57772K101     1588    55560 SH       Sole                    55560
McDonald's Corp                COM              580135101     3991    40680 SH       Sole                    40680
Microsoft Corp                 COM              594918104      506    15675 SH       Sole                    15675
Mobilepro Corp.                COM              60742e205        0   300000 SH       Sole                   300000
New Jersey Resources Corporati COM              646025106      201     4500 SH       Sole                     4500
Nortel Networks Corp           COM              656568508        0    24000 SH       Sole                    24000
Novellus Systems               COM              670008101      221     4420 SH       Sole                     4420
Occidental Petroleum Corp      COM              674599105     3197    33567 SH       Sole                    33567
Office Depot                   COM              676220106       57    16500 SH       Sole                    16500
Orthometrix Inc.               COM              68750M100        0   127265 SH       Sole                   127265
Peets Coffee & Tea Inc         COM              705560100      295     4000 SH       Sole                     4000
PepsiCo Inc                    COM              713448108      227     3423 SH       Sole                     3423
Pfizer Inc                     COM              717081103     4542   200565 SH       Sole                   200565
Philip Morris International    COM              718172109     1808    20400 SH       Sole                    20400
Potash Corp of Saskatchewan In COM              73755l107     3300    72400 SH       Sole                    72400
Powershares S&P 500 Low Volati COM              73937b779      744    27759 SH       Sole                    27759
Procter & Gamble Co            COM              742718109     3588    53380 SH       Sole                    53380
Qualcomm                       COM              747525103     5960    87572 SH       Sole                    87572
S&P 500 Depository Receipt (Sp COM              78462F103     8876    63033 SH       Sole                    63033
Sothebys Holdings Cl A         COM              835898107     2302    58505 SH       Sole                    58505
Southern Company               COM              842587107     3484    77550 SH       Sole                    77550
Staples Inc                    COM              855030102     2259   139550 SH       Sole                   139550
Starbucks Corp                 COM              855244109     4350    77830 SH       Sole                    77830
Supertex Inc                   COM              868532102      226    12500 SH       Sole                    12500
Technology Select SPDR         COM              81369Y803     3716   123225 SH       Sole                   123225
The Hershey Company            COM              427866108     2572    41940 SH       Sole                    41940
Toyota Motor Corp Spon ADR     COM              892331307      304     3500 SH       Sole                     3500
Tyler Technologies Inc.        COM              902252105    29646   771819 SH       Sole                   771819
US Bancorp                     COM              902973304     2973    93850 SH       Sole                    93850
United Parcel Service          COM              911312106     3101    38420 SH       Sole                    38420
Utilities Select Sector SPDR   COM              81369y886     3268    93240 SH       Sole                    93240
VF Corp                        COM              918204108     3631    24875 SH       Sole                    24875
Vanguard FTSE All-World Ex-US  COM              922042775     8739   197628 SH       Sole                   197628
Vanguard MSCI Emerging Markets COM              922042858     3008    69203 SH       Sole                    69203
Vanguard REIT ETF              COM              922908553     3251    51080 SH       Sole                    51080
Vanguard Small Cap ETF         COM              922908751      207     2634 SH       Sole                     2634
Vanguard Total World Stock Ind COM              922042742     2311    47880 SH       Sole                    47880
Visa Inc                       COM              92826c839     3635    30805 SH       Sole                    30805
iShares DJ US Healthcare Secto COM              464287762      312     3990 SH       Sole                     3990
iShares MSCI EAFE Growth Index COM              464288885     5154    87893 SH       Sole                    87893
iShares MSCI EAFE Index Fund   COM              464287465      360     6554 SH       Sole                     6554
iShares MSCI Germany Index     COM              464286806      304    13050 SH       Sole                    13050
iShares MSCI Taiwan Index Fund COM              464286731      170    12700 SH       Sole                    12700
iShares S&P MidCap 400         COM              464287507      493     4970 SH       Sole                     4970